COMMITMENTS AND CONTINGENCIES (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013
Contractual purchase obligations
2014	22,686
Publication Fees
Contractual purchase obligations
2014	150
Advertising services
Contractual purchase obligations
2014	9,396
Office furnishings
Contractual purchase obligations
2014	13,290